Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000086650
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	SCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed the MSCI ACWI, net of fees, for the twelve-month period ending October 31, 2025. Relative results were attributable to a mix of favorable sector positioning as well as security selection within sectors.

The health care and communication services sectors contributed most to relative results, while financials and consumer discretionary were the largest relative sector detractors. From a regional perspective, the U.S./Canada was the top relative contributor, while Developed Asia was the top detractor.

The top five individual absolute contributors to investment results were NVIDIA, Axon Enterprise, Netflix, Cloudflare, and Shopify. The top individual detractors were Keyence, On Holding, Intercontinental Exchange, Nike, and ServiceNow.

During the period the Fund purchased 3i Group, AppLovin, argenx, Builders FirstSource, Carlisle Companies, Carvana, CTS Eventim, Galderma, Intercontinental Exchange, Intuitive Surgical, On Holding, Pro Medicus, Samsara, ServiceNow, Taiwan Semiconductor, and Tetra Tech. The Fund exited Airbnb, Align Technology, Asian Paints, Atlassian, Edwards Lifesciences, Entegris, IMCD, Nike, Okta, Repligen, Sika, Snowflake, and Zalando.

Elevated portfolio turnover for the period did not reflect a change in investment approach, but rather a normalization after four years of below-average turnover. Our investment horizon remains five years or more.

From a positioning perspective, the Fund continues to balance what we view as “high-growth, high-valuation” businesses with “classic growth” businesses. Regional and sector exposures are largely a byproduct of our bottom-up investment process. Below was the positioning at the end of the period:

    - The U.S./Canada was the largest absolute regional exposure and Latin America was the largest overweight relative to the MSCI ACWI. The Fund had no exposure to Eastern Europe or to the Mid-East & Africa. Developed Asia was the largest underweight.

    - Information technology was the largest absolute sector weight and consumer discretionary was the largest overweight relative to the MSCI ACWI. The Fund had no exposure to the consumer staples, energy, materials, real estate, or utilities sectors, with the consumer staples sector representing the largest underweight.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sands Capital Global Growth Fund, Institutional Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$1,000,000	$1,000,000
Oct/16	$1,045,964	$1,020,480
Oct/17	$1,354,260	$1,257,261
Oct/18	$1,359,756	$1,250,753
Oct/19	$1,637,488	$1,408,241
Oct/20	$2,269,955	$1,477,073
Oct/21	$3,141,490	$2,027,687
Oct/22	$1,637,863	$1,623,015
Oct/23	$1,714,449	$1,793,463
Oct/24	$2,320,306	$2,381,553
Oct/25	$2,873,608	$2,920,804

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Institutional Class Shares	23.85%	4.83%	11.13%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 958,059,595
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 10,172,518
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$958,059,595	39	$10,172,518	37%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.8%
Germany	0.9%
Denmark	1.3%
United Kingdom	1.3%
Japan	2.5%
Sweden	2.8%
Argentina	3.6%
Taiwan	4.0%
Switzerland	4.4%
Canada	4.8%
Netherlands	5.0%
India	7.4%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	9.2%
Amazon.com	4.9%
Alphabet, Cl A	4.6%
Taiwan Semiconductor Manufacturing ADR	4.0%
Visa, Cl A	3.9%
Netflix	3.7%
Axon Enterprise	3.6%
MercadoLibre	3.6%
DoorDash, Cl A	3.4%
Shopify, Cl A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/
C000086651
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	SCGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed the MSCI ACWI, net of fees, for the twelve-month period ending October 31, 2025. Relative results were attributable to a mix of favorable sector positioning as well as security selection within sectors.

The health care and communication services sectors contributed most to relative results, while financials and consumer discretionary were the largest relative sector detractors. From a regional perspective, the U.S./Canada was the top relative contributor, while Developed Asia was the top detractor.

The top five individual absolute contributors to investment results were NVIDIA, Axon Enterprise, Netflix, Cloudflare, and Shopify. The top individual detractors were Keyence, On Holding, Intercontinental Exchange, Nike, and ServiceNow.

During the period the Fund purchased 3i Group, AppLovin, argenx, Builders FirstSource, Carlisle Companies, Carvana, CTS Eventim, Galderma, Intercontinental Exchange, Intuitive Surgical, On Holding, Pro Medicus, Samsara, ServiceNow, Taiwan Semiconductor, and Tetra Tech. The Fund exited Airbnb, Align Technology, Asian Paints, Atlassian, Edwards Lifesciences, Entegris, IMCD, Nike, Okta, Repligen, Sika, Snowflake, and Zalando.

Elevated portfolio turnover for the period did not reflect a change in investment approach, but rather a normalization after four years of below-average turnover. Our investment horizon remains five years or more.

From a positioning perspective, the Fund continues to balance what we view as “high-growth, high-valuation” businesses with “classic growth” businesses. Regional and sector exposures are largely a byproduct of our bottom-up investment process. Below was the positioning at the end of the period:

    - The U.S./Canada was the largest absolute regional exposure and Latin America was the largest overweight relative to the MSCI ACWI. The Fund had no exposure to Eastern Europe or to the Mid-East & Africa. Developed Asia was the largest underweight.

    - Information technology was the largest absolute sector weight and consumer discretionary was the largest overweight relative to the MSCI ACWI. The Fund had no exposure to the consumer staples, energy, materials, real estate, or utilities sectors, with the consumer staples sector representing the largest underweight.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sands Capital Global Growth Fund, Investor Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$100,000	$100,000
Oct/16	$104,353	$102,048
Oct/17	$134,822	$125,726
Oct/18	$135,126	$125,075
Oct/19	$162,332	$140,824
Oct/20	$224,644	$147,707
Oct/21	$310,340	$202,769
Oct/22	$161,652	$162,302
Oct/23	$168,933	$179,346
Oct/24	$227,952	$238,155
Oct/25	$281,850	$292,080

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sands Capital Global Growth Fund, Investor Class Shares	23.64%	4.64%	10.92%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 958,059,595
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 10,172,518
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$958,059,595	39	$10,172,518	37%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.8%
Germany	0.9%
Denmark	1.3%
United Kingdom	1.3%
Japan	2.5%
Sweden	2.8%
Argentina	3.6%
Taiwan	4.0%
Switzerland	4.4%
Canada	4.8%
Netherlands	5.0%
India	7.4%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	9.2%
Amazon.com	4.9%
Alphabet, Cl A	4.6%
Taiwan Semiconductor Manufacturing ADR	4.0%
Visa, Cl A	3.9%
Netflix	3.7%
Axon Enterprise	3.6%
MercadoLibre	3.6%
DoorDash, Cl A	3.4%
Shopify, Cl A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/